Reclamation Bonds (Details)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)
Statement Line Items [Line Items]
Reclamation bonds		$ 2,154,027		$ 1,248,817
USD [Member]
Statement Line Items [Line Items]
Reclamation bonds	$ 1,581,158		$ 965,471